ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
ACCOUNTING POLICIES [Abstract]
PRINCIPLES OF CONSOLIDATION
PRINCIPLES OF CONSOLIDATION — The consolidated financial statements include the accounts of Independent Bank Corporation and its subsidiaries. The income, expenses, assets and liabilities of the subsidiaries are included in the respective accounts of the consolidated financial statements, after elimination of all intercompany accounts and transactions.

STATEMENTS OF CASH FLOWS
STATEMENTS OF CASH FLOWS — For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing deposits and federal funds sold. Generally, federal funds are sold for one-day periods. We report net cash flows for customer loan and deposit transactions and for short-term borrowings.

INTEREST BEARING DEPOSITS
INTEREST BEARING DEPOSITS — Interest bearing deposits consist of overnight deposits with the Federal Reserve Bank.

INTEREST BEARING DEPOSITS - TIME — Interest bearing deposits - time consist of deposits with original maturities of 3 months or more.  All of these deposits are FDIC insured.

LOANS HELD FOR SALE
LOANS HELD FOR SALE — Mortgage loans originated and intended for sale in the secondary market are carried at fair value. Fair value adjustments, as well as realized gains and losses, are recorded in current earnings.

OPERATING SEGMENTS
OPERATING SEGMENTS — While chief decision-makers monitor the revenue streams of our various products and services, operations are managed and financial performance is evaluated as one single unit. Discrete financial information is not available other than on a consolidated basis for material lines of business.

CAPITALIZED MORTGAGE LOAN SERVICING RIGHTS
CAPITALIZED MORTGAGE LOAN SERVICING RIGHTS — We account for our capitalized mortgage loan servicing rights under the fair value method of accounting. We recognize as separate assets the rights to service mortgage loans for others. The fair value of capitalized mortgage loan servicing rights has been determined based upon fair value indications for similar servicing. Under the fair value method we measure capitalized mortgage loan servicing rights at fair value at each reporting date and report changes in fair value of capitalized mortgage loan servicing rights in earnings in the period in which the changes occur and are included in mortgage loan servicing, net in the Consolidated Statements of Operations. The fair values of capitalized mortgage loan servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Mortgage loan servicing income is recorded for fees earned for servicing loans previously sold. The fees are generally based on a contractual percentage of the outstanding principal and are recorded as income when earned. Mortgage loan servicing fees, excluding fair value changes of capitalized mortgage loan servicing rights, totaled $6.9 million, $6.2 million and $5.5 million for the years ended December 31, 2020, 2019 and 2018, respectively. Late fees and ancillary fees related to loan servicing are not material.

TRANSFERS OF FINANCIAL ASSETS
TRANSFERS OF FINANCIAL ASSETS — Transfers of financial assets are accounted for as sales when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from us, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and we do not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

SECURITIES
SECURITIES — We classify our securities as equity, trading, held to maturity or available for sale. Equity securities are investments in certain equity stocks and are reported at fair value with realized and unrealized gains and losses included in earnings. Trading securities are bought and held principally for the purpose of selling them in the near term and are reported at fair value with realized and unrealized gains and losses included in earnings. Securities held to maturity represent those securities for which we have the positive intent and ability to hold until maturity and are reported at cost, adjusted for amortization of premiums and accretion of discounts computed on the level-yield method. We did not have any equity securities, trading securities or securities held to maturity at December 31, 2020 and 2019. Securities available for sale represent those securities not classified as equity, trading or held to maturity and are reported at fair value with unrealized gains and losses, net of applicable income taxes reported in other comprehensive income (loss).

We evaluate securities for other than temporary impairment (‘‘OTTI’’) at least on a quarterly basis and more frequently when economic or market conditions warrant such an evaluation. In performing this evaluation, management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss). The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Gains and losses realized on the sale of securities available for sale are determined using the specific identification method and are recognized on a trade-date basis.

FEDERAL HOME LOAN BANK ("FHLB") STOCK
FEDERAL HOME LOAN BANK (‘‘FHLB’’) STOCK — Our Bank subsidiary is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income in interest income-other investments on the Consolidated Statements of Operations.

FEDERAL RESERVE BANK ("FRB") STOCK
FEDERAL RESERVE BANK (‘‘FRB’’) STOCK — Our Bank subsidiary is a member of its regional Federal Reserve Bank. FRB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income in interest income-other investments on the Consolidated Statements of Operations.

LOAN REVENUE RECOGNITION
LOAN REVENUE RECOGNITION — Interest on loans is accrued based on the principal amounts outstanding. In general, the accrual of interest income is discontinued when a loan becomes 90 days past due for commercial loans and installment loans and when a loan misses four consecutive payments for mortgage loans and the borrower’s capacity to repay the loan and collateral values appear insufficient for each loan class. However, loans may be placed on non-accrual status regardless of whether or not such loans are considered past due if, in management’s opinion, the borrower is unable to meet payment obligations as they become due or as required by regulatory provisions. All interest accrued but not received for all loans placed on non-accrual is reversed from interest income. Payments on such loans are generally applied to the principal balance until qualifying to be returned to accrual status. A non-accrual loan may be restored to accrual status when interest and principal payments are current and the loan appears otherwise collectible. Delinquency status for all classes in the commercial and installment loan segments is based on the actual number of days past due as required by the contractual terms of the loan agreement while delinquency status for mortgage loan segment classes is based on the number of payments past due.

Certain loan fees and direct loan origination costs are deferred and recognized as an adjustment of yield generally over the contractual life of the related loan. Fees received in connection with loan commitments are deferred until the loan is advanced and are then recognized generally over the contractual life of the loan as an adjustment of yield. Fees on commitments that expire unused are recognized at expiration. Fees received for letters of credit are recognized as revenue over the life of the commitment.

ALLOWANCE FOR LOAN LOSSES
ALLOWANCE FOR LOAN LOSSES — Portfolios are disaggregated into segments for purposes of determining the allowance for loan losses (‘‘AFLL’’) which include commercial, mortgage and installment loans. These segments are further disaggregated into classes for purposes of monitoring and assessing credit quality based on certain risk characteristics. Classes within the commercial loan segment include (i) commercial and industrial and (ii) commercial real estate. Classes within the mortgage loan segment include (i) 1-4 family owner occupied - jumbo, (ii) 1-4 family owner occupied - non-jumbo, (iii) 1-4 family non-owner occupied (iv) 1-4 family - 2nd lien and (v) resort lending. Classes within the installment loan segment include  (i) boat lending, (ii) recreational vehicle lending, and (iii) other. Commercial loans are subject to adverse market conditions which may impact the borrower’s ability to make repayment on the loan or could cause a decline in the value of the collateral that secures the loan. Mortgage and installment loans are subject to adverse employment conditions in the local economy which could increase default rates. In addition, mortgage loans and real estate based installment loans are subject to adverse market conditions which could cause a decline in the value of collateral that secures the loan. For an analysis of the AFLL by portfolio segment and credit quality information by class, see note #4.

Some loans will not be repaid in full. Therefore, an AFLL is maintained at a level which represents our best estimate of losses incurred. In determining the AFLL and the related provision for loan losses, we consider four principal elements: (i) specific allocations based upon probable losses identified during the review of the loan portfolio, (ii) allocations established for other adversely rated commercial loans, (iii) allocations based principally on historical loan loss experience, and (iv) additional allocations based on subjective factors, including local and general economic business factors and trends, portfolio concentrations and changes in the size and/or the general terms of the loan portfolios.

The first AFLL element (specific allocations) reflects our estimate of probable incurred losses based upon our systematic review of specific loans. These estimates are based upon a number of objective factors, such as payment history, financial condition of the borrower, discounted collateral exposure and discounted cash flow analysis. Impaired commercial, mortgage and installment loans are allocated AFLL amounts using this first element. The second AFLL element (other adversely rated commercial loans) reflects the application of our loan rating system. This rating system is similar to those employed by state and federal banking regulators. Commercial loans that are rated below a certain predetermined classification are assigned a loss allocation factor for each loan classification category that is based upon a historical analysis of both the probability of default and the expected loss rate (‘‘loss given default’’). The lower the rating assigned to a loan or category, the greater the allocation percentage that is applied. The third AFLL element (historical loss allocations) is determined by assigning allocations to higher rated (‘‘non-watch credit’’) commercial loans using a probability of default and loss given default similar to the second AFLL element and to homogenous mortgage and installment loan groups based upon borrower credit score and portfolio segment. For homogenous mortgage and installment loans a probability of default for each homogenous pool is calculated by way of credit score migration. Historical loss data for each homogenous pool coupled with the associated probability of default is utilized to calculate an expected loss allocation rate. The fourth AFLL element (additional allocations based on subjective factors) is based on factors that cannot be associated with a specific credit or loan category and reflects our attempt to reasonably ensure that the overall AFLL appropriately reflects a margin for the imprecision necessarily inherent in the estimates of expected credit losses. We consider a number of subjective factors when determining this fourth element, including local and general economic business factors and trends, portfolio concentrations and changes in the size, mix and the general terms of the overall loan portfolio.

During the first quarter of 2019, we deployed a third-party software solution (we previously used spreadsheet software) to assist in the determination of our AFLL. This new third-party software also has assisted us in moving to the expected loss framework that we plan to adopt on January 1, 2021. Although the use of this new third-party software did not have any material impact on our overall AFLL, it did result in some classification shifts from the AFLL related to subjective factors into the AFLL related to historical losses as the new software model allowed us to capture longer historical look-back periods (previously this was being captured in the subjective portion of the AFLL).

Increases in the AFLL are recorded by a provision for loan losses charged to expense. Although we periodically allocate portions of the AFLL to specific loans and loan portfolios, the entire AFLL is available for incurred losses.

We generally charge-off commercial, homogenous residential mortgage and installment loans when they are deemed uncollectible or reach a predetermined number of days past due based on loan product, industry practice and other factors. Collection efforts may continue and recoveries may occur after a loan is charged against the AFLL.

While we use relevant information to recognize losses on loans, additional provisions for related losses may be necessary based on changes in economic conditions, customer circumstances and other credit risk factors.

A loan is impaired when full payment under the loan terms is not expected. Generally, those loans included in each commercial loan class that are rated substandard, classified as non-performing or were classified as non-performing in the preceding quarter, are evaluated for impairment. Those loans included in each mortgage loan or installment loan class whose terms have been modified and considered a troubled debt restructuring are also impaired. Loans which have been modified resulting in a concession, and which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (‘‘TDR’’) and classified as impaired. We measure our investment in an impaired loan based on one of three methods: the loan’s observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. Large groups of smaller balance homogeneous loans, such as those loans included in each installment and mortgage loan class, are collectively evaluated for impairment and accordingly, they are not separately identified for impairment disclosures. TDR loans are measured at the present value of estimated future cash flows using the loan’s effective interest rate at inception of the loan. If a TDR is considered to be a collateral dependent loan, the loan is reported net, at the fair value of collateral. A loan can be removed from TDR status if it is subsequently restructured and the borrower is no longer experiencing financial difficulties and the newly restructured agreement does not contain any concessions to the borrower. The new agreement must specify market terms, including a contractual interest rate not less than a market interest rate for a new loan with similar credit risk characteristics, and other terms no less favorable to us than those we would offer for a similar new loan.

PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT — Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the related assets. Buildings are generally depreciated over a period not exceeding 39 years and equipment  is generally depreciated over periods not exceeding 7 years. Leasehold improvements are depreciated over the shorter of their estimated useful life or lease period.

BANK OWNED LIFE INSURANCE
BANK OWNED LIFE INSURANCE — We have purchased a group flexible premium non-participating variable life insurance contract on approximately 265 lives (who were salaried employees at the time we purchased the contract) in order to recover the cost of providing certain employee benefits. Bank owned life insurance is recorded at its cash surrender value or the amount that can be currently realized.

OTHER REAL ESTATE AND REPOSSESSED ASSETS
OTHER REAL ESTATE AND REPOSSESSED ASSETS — Other real estate at the time of acquisition is recorded at fair value, less estimated costs to sell, which becomes the property’s new basis. Fair value is typically determined by a third party appraisal of the property. Any write-downs at date of acquisition are charged to the AFLL. Expense incurred in maintaining other real estate and subsequent write-downs to reflect declines in value and gains or losses on the sale of other real estate are recorded in non-interest expense in the Consolidated Statements of Operations. Non-real estate repossessed assets are treated in a similar manner.

OTHER INTANGIBLES
OTHER INTANGIBLES — Other intangible assets consist of core deposits. They are initially measured at fair value and then are amortized on both straight-line and accelerated methods over their estimated useful lives, which range from 10 to 15 years.

GOODWILL
GOODWILL — Goodwill arises from business combinations and is generally determined as the excess of the fair value of the consideration transferred over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill acquired in a purchase business combination and determined to have an indefinite useful life is not amortized, but tested for impairment at least annually or more frequently if events and circumstances exists that indicate that a goodwill impairment test should be performed. We have selected December 31 as the date to perform the annual impairment test. Goodwill is the only intangible asset with an indefinite life on our Consolidated Statements of Financial Condition.

INCOME TAXES
INCOME TAXES — We employ the asset and liability method of accounting for income taxes. This method establishes deferred tax assets and liabilities for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities at tax rates expected to be in effect when such amounts are realized or settled. Under this method, the effect of a change in tax rates is recognized in the period that includes the enactment date. The deferred tax asset is subject to a valuation allowance for that portion of the asset for which it is more likely than not that it will not be realized.

A tax position is recognized as a benefit only if it is ‘‘more likely than not’’ that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.

We recognize interest and/or penalties related to income tax matters in income tax expense in the Consolidated Statements of Operations.

We file a consolidated federal income tax return. Intercompany tax liabilities are settled as if each subsidiary filed a separate return.

COMMITMENTS TO EXTEND CREDIT AND RELATED FINANCIAL INSTRUMENTS
COMMITMENTS TO EXTEND CREDIT AND RELATED FINANCIAL INSTRUMENTS — Financial instruments may include commitments to extend credit and standby letters of credit. Financial instruments involve varying degrees of credit and interest-rate risk in excess of amounts reflected in the Consolidated Statements of Financial Condition. Exposure to credit risk in the event of non-performance by the counterparties to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of those instruments. In general, we use a similar methodology to estimate our liability for these off-balance sheet credit exposures as we do for our AFLL. For commercial related commitments, we estimate liability using our loan rating system and for mortgage and installment commitments we estimate liability principally upon historical loss experience. Our estimated liability for off balance sheet commitments is included in accrued expenses and other liabilities in our Consolidated Statements of Financial Condition and any charge or recovery is recorded in non-interest expense - other in our Consolidated Statements of Operations.

DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS — We record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

At the inception of the derivative we designate the derivative as one of three types based on our intention and belief as to likely effectiveness as a hedge. These three types are (1) a hedge of the fair value of a recognized asset  or liability or of an unrecognized firm commitment (‘‘Fair Value Hedge’’), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (‘‘Cash Flow Hedge’’), or (3) an instrument with no hedging designation. For a Fair Value Hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item, are recognized in interest income in our Consolidated Statements of Operations. For a Cash Flow Hedge, the gain or loss on the derivative is reported in other comprehensive income (loss) and is reclassified into earnings in the same periods during which the hedged transaction affects earnings. For instruments with no hedging designation, the gain or loss on the derivative is reported in earnings. These free standing instruments currently consist of (i) mortgage banking related derivatives and include rate-lock loan commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and mandatory forward commitments for the future delivery of these mortgage loans, (ii) certain pay-fixed and pay-variable interest rate swap agreements related to commercial loan customers and (iii) certain purchased and written options related to a time deposit product. The fair value of rate-lock mortgage loan commitments is based on agency cash window loan pricing for comparable assets and the fair value of mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets. We enter into mandatory forward commitments for the future delivery of mortgage loans generally when interest rate locks are entered into in order to hedge the change in interest rates resulting from our commitments to fund the loans. Changes in the fair values of these derivatives are included in net gains on mortgage loans in the Consolidated Statements of Operations. Fair values of the pay-fixed and pay-variable interest rate swap agreements are derived from proprietary models which utilize current market data and are included in net interest income in the Consolidated Statements of Operations. Fair values of the purchased and written options are based on prices of financial instruments with similar characteristics and are included in net interest income in the Consolidated Statements of Operations.

Net cash settlements on derivatives that qualify for hedge accounting are recorded in interest expense in the Consolidated Statements of Operations. Net cash settlements on derivatives that do not qualify for hedge accounting are reported in non-interest income (mortgage banking related derivatives) or net interest income (interest rate swap agreements and options) in the Consolidated Statements of Operations. Cash flows on hedges are classified in the cash flow statement the same as the cash flows of the items being hedged.

We formally document the relationship between derivatives and hedged items, as well as the risk- management objective and the strategy for undertaking hedge transactions, at the inception of the hedging relationship. This documentation includes linking Fair Value or Cash Flow Hedges to specific assets and liabilities on the Consolidated Statements of Financial Condition or to specific firm commitments or forecasted transactions. We discontinue hedge accounting when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative is settled or terminates, a hedged forecasted transaction is no longer probable, a hedged firm commitment is no longer firm, or treatment of the derivative as a hedge is no longer appropriate or intended.

When hedge accounting is discontinued, subsequent changes in fair value of the derivative are recorded in earnings. When a Fair Value  Hedge is discontinued, the hedged asset or liability is no longer adjusted for changes  in fair value and the existing basis adjustment is amortized or accreted over the remaining life of the asset or liability. When a Cash Flow Hedge is discontinued but the hedged cash flows or forecasted transactions are still expected to occur, gains or losses that were accumulated in other comprehensive income (loss) are amortized into earnings over the same periods which the hedged transactions will affect earnings.

COMPREHENSIVE INCOME
COMPREHENSIVE INCOME — Comprehensive income consists of net income and unrealized gains and losses, net of tax, on securities available for sale and derivative instruments classified as cash flow hedges.

NET INCOME PER COMMON SHARE
NET INCOME PER COMMON SHARE — Basic net income per common share is computed by dividing net income by the weighted average number of common shares outstanding during the period and participating share awards. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. For diluted net income per common share, net income is divided by the weighted average number of common shares outstanding during the period plus the assumed exercise of stock options, restricted stock units, performance share units and stock units for a deferred compensation plan for non-employee directors.

SHARE BASED COMPENSATION
SHARE BASED COMPENSATION — Cost is recognized for non-vested share awards issued to employees based on the fair value of these awards at the date of grant. A simulation analysis which considers potential outcomes for a large number of independent scenarios is utilized to estimate the fair value of performance share units and the market price of our common stock at the date of grant is used for other non-vested share awards. Cost is recognized over the required service period, generally defined as the vesting period. Forfeitures are recognized as they occur. Cost is also recognized for stock issued to non-employee directors. These shares vest immediately and cost is recognized during the period they are issued.

COMMON STOCK
COMMON STOCK — At December 31, 2020, 0.1 million shares of common stock were reserved for issuance under the dividend reinvestment plan and 0.6 million shares of common stock were reserved for issuance under our long-term incentive plans.

RECLASSIFICATION	RECLASSIFICATION — Certain amounts in the 2019 and 2018 consolidated financial statements have been reclassified to conform to the 2020 presentation.
ADOPTION OF NEW ACCOUNTING STANDARDS
ADOPTION OF NEW ACCOUNTING STANDARDS — In August 2018, the Financial Accounting Standards Board (‘‘FASB’’) issued Accounting Standards Update (‘‘ASU’’) 2018-13, ‘‘Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement’’. This new ASU amends disclosure requirements in Topic 820 to eliminate, add and modify certain disclosure requirements for fair value measurements as part of its disclosure framework project. The amended guidance eliminates the requirements to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the entity’s policy for the timing of transfers between levels of the fair value hierarchy and the entity’s valuation processes for Level 3 fair value measurements. The amended guidance adds the requirements to disclose the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and for recurring and nonrecurring Level 3 fair value measurements, the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated, with certain exceptions. This amended guidance was effective for us on January 1, 2020, and did not have a material impact on our consolidated operating results or financial condition.

In June 2016, the FASB issued ASU 2016-13, ‘‘Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments’’. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. This ASU:

•
Replaces the existing incurred loss impairment guidance and establishes a single allowance framework for financial assets carried at amortized cost, which will reflect our estimate of credit losses over the full remaining expected life of the financial assets and will consider expected future changes in macroeconomic conditions.

•
Eliminates existing guidance for purchase credit impaired (‘‘PCI’’) loans, and requires recognition of the nonaccretable difference as an increase to the allowance for expected credit losses on financial assets purchased with more than insignificant credit deterioration since origination, which will be offset by an increase in the recorded investment of the related loans.

•
Requires inclusion of expected recoveries, limited to the cumulative amount of prior write-offs, when estimating the allowance for credit losses for in scope financial assets (including collateral dependent assets).

•
Amends existing impairment guidance for securities available for sale to incorporate an allowance, which will allow for reversals of credit impairments in the event that the credit of an issuer improves. Credit losses on securities available for sale are limited to the amount of the decline in fair value regardless of what the credit loss model would show for impairment.

•	Generally requires a cumulative-effect adjustment to retained earnings as of the beginning of the reporting period of adoption.

We began evaluating this ASU in 2016 and established a company-wide, cross-discipline governance structure, which provides implementation oversight. We continued to test and refine our current expected credit loss models that satisfied the requirements of this ASU. Oversight and testing, as well as efforts to meet expanded disclosure requirements, extended through the end of 2020. We currently expect to estimate losses over approximately a one year forecast period using external economic forecast sources, including the Federal Open Market Committee median economic projections, and then revert to longer term historical loss experience to estimate losses over more extended periods. We were originally required to adopt this ASU on January 1, 2020 but section 4014 of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act allowed for temporary relief from applying this ASU.  Under the amended CARES Act we were allowed to delay the adoption of this ASU until the earlier of the termination of the national emergency that was declared on March 13, 2020, or January 1, 2022.  Early adoption is also allowed on either January 1, 2020 or January 1, 2021. As such, we chose to delay the adoption of this ASU during 2020 and continue to utilize the existing incurred loss impairment methodology to calculate our allowance for loan losses and our provision for loan losses as required under Accounting Standards Codification 310 (Receivables). We plan to adopt this ASU as allowed under the amended CARES Act on January 1, 2021.

We expect to recognize a one-time cumulative effect adjustment to beginning retained earnings at January 1, 2021 increasing the allowance for loan losses.  We are estimating an increase to the allowance for loan losses at that time to be in the range of $10.5 million to $12.5 million primarily driven by the longer contractual maturities of our mortgage and consumer installment loan portfolio segments. In addition, we currently expect this ASU to increase the allowance for losses related to unfunded loan commitments between $0.5 million and $1.5 million. The ultimate impact of adopting this ASU, and at each subsequent reporting period, is highly dependent on credit quality, economic forecasts and conditions, composition of our loan portfolios and securities available for sale, along with other management judgments. The transition adjustment to record the allowance for credit losses may fall outside of our estimated increase based on the finalization of assumptions including qualitative adjustments and the economic forecast used in calculating the allowance for credit losses upon the adoption of CECL.

We do not expect a material allowance for credit losses to be recorded on securities available for sale upon adoption of this ASU.

In March 2020, the FASB issued ASU 2020-04, ‘‘Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting’’. This new ASU provides temporary optional expedients and exceptions to GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from LIBOR and other interbank offered rates to alternative reference rates. Entities can elect not to apply certain modification accounting requirements to contracts affected by reference rate reform, if certain criteria are met. Entities that make such elections would not have to remeasure contracts at the modification date or reassess a previous accounting determination.  Entities can elect various optional expedients that would allow them to continue applying hedge accounting for hedging relationships affected by reference rate reform, if certain criteria are met.  This amended guidance and our ability to elect its temporary optional expedients and exceptions are effective for us as of March 12, 2020 through December 31, 2022.